Income Taxes - Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 1,026,772
Canada
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	727,435
Brazil
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	138,097
United States
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	67,051
Mexico
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	67,719
Other
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 26,470